UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	CAMCO INVESTORS FUND
	Schedule of Investments
	September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS

Air-Conditioning & Warm Air Heating Equipment & Refrigeration Equipment - 1.45%
10,000	Goodman Global, Inc.*	$ 133,500

Bottled & Canned Soft Drinks - 1.66%
3,400	Coca Cola Co.	151,912

Crude Petroleum & Natural Gas - 3.79%
12,000	Chesapeake Energy Corp.	347,760

Deep Sea Foreign Transportation - 3.06%
6,300	Tsakos Energy Navigation LTD.	280,980

Electric Components & Accessories - 2.63%
19,000	Silicon Image, Inc.*	241,680

Electronic Connectors - 2.99%
9,800	Tyco Laboratories, Inc.	274,302

Financial Services - 1.63%
4,950	Allied Capital Corp.	149,540

Fire, Marine, & Casualty Insurance - 3.06%
14,500	Montpelier RE Holdings LTD.	281,155

General Building Contractors - 1.81%
3,800	KB Home	166,440

Household Furniture - 3.56%
14,925	Select Comfort Corp.*	326,559

In Vitro & In Vivo Diagnostic - 1.42%
14,025	Trinity Biotech, PLC.*	130,433

Measuring & Controlling Devices, NEC - 2.16%
20,000	Input/Output, Inc.*	198,600

Mining & Quarrying of Nonmetallic Minerals - 4.75%
8,000	Compass Minerals Group, Inc.	226,480
12,500	Superior Industries International., Inc.	209,875
		436,355

Motor Vehicle Parts & Accessories - 2.30%
3,700	Borg Warner, Inc.	211,529

National Commercial Banks - 3.00%
7,500	Commerce Bancorp, Inc.	275,325

Natural Gas Transmission - 2.07%
4,325	Kinder Morgan Energy Partners, LP	189,781

Operative Builders - 1.54%
3,400	Meritage Home Corp.*	141,474

Othopedic, Prosthetic & Surgical Appliances & Supplies - 2.57%
3,500	Zimmer Holding, Inc.*	236,250

Photographic Equipment Supplies - 2.18%
5,500	Avid Technology, Inc.*	200,310

Printed Circuit Boards - 2.38%
17,275	Flextronics International LTD.*	218,356

Radio & TV Broadcasting & Communications - 1.71%
2,000	L-3 Communications Essco, Inc.	156,660

Retail - Apparel & Accessory Stores - 2.54%
8,000	Claire's Stores, Inc.	233,280

Retail - Auto Dealers & Gasoline - 4.04%
8,900	Carmax Auto Funding, LLC*	371,219

Retail - Lumber & Other Bulding - 2.58%
8,450	Lowe's Companies, Inc.	237,107

Search, Detection & Navagation - 1.90%
3,625	Raytheon Co.	174,036

Services - Computer Processing - 1.55%
3,000	Automatic Data Processing, Inc.	142,020

State Commercial Banks - 1.43%
11,000	Oriental Financial Group, Inc.	131,120

Surgical & Medical Instruments & Apparatus - 2.97%
5,500	Stryker Corp.	272,745

Title Insurance - 2.50%
5,500	Fidelity National Financial, Inc.*	229,075

Trucking - 3.24%
7,000	Hunt JB Transport Services, Inc.	145,390
4,100	YRC Worldwide, Inc.*	151,864
		297,254

TOTAL FOR COMMON STOCKS (Cost $5,982,544) - 74.49%		6,836,757

REAL ESTATE INVESTMENT TRUSTS - 8.72%
10,000	Ashford Hospitality Trust, Inc.	119,300
4,000	Equity One, Inc.	95,880
4,875	Highwoods Properties, Inc.	181,399
4,000	Ramco Gershenson Properties Trust	127,800
2,600	Saul Centers, Inc.	117,000
6,250	Thornburg Mortgage Asset Corp.	159,188
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $667,034)		800,567

PREFERRED STOCK - 2.79%
1,521	Dominion Resources, Inc.	116,341
3,375	Fannie Mae Preferred Class M	139,421
TOTAL PREFERRED STOCK (Cost $263,417)		255,762

SHORT TERM INESTMENTS - 14.02%
1,286,337	US Bank Repurchase Agreement, 4.10%**, due 10/02/2006
	repurchase price $1,286,337, collateralized by U.S. Treasury bonds	1,286,337

TOTAL SHORT TERM INESTMENTS		1,286,337

TOTAL INVESTMENTS (Cost $8,199,332) - 100.02%		9,179,423

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(1,930)

NET ASSETS - 100.00%		$ 9,177,493
*Non Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,119,332 amounted to $980,090, which consisted of aggregate gross unrealized appreciation of
$1,177,563 and aggregate gross unrealized depreciation of $197,473.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 29,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 29,2006

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date November 29,2006